Cover	Jan. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2023
Entity File Number	001-39579
Entity Registrant Name	IG ACQUISITION CORP.
Entity Central Index Key	0001819496
Entity Tax Identification Number	85-2096362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	251 Park Ave. South
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	917
Local Phone Number	765-5588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	IGACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	IGAC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	IGACW
Security Exchange Name	NASDAQ